Properties And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Properties And Equipment [Abstract]
Schedule Of Properties And Equipment

	December 31,
	2013	2012
Land	$1,392	$1,363
Buildings	52,328	47,831
Transportation equipment	20,381	20,165
Machinery and equipment	71,121	69,299
Computer software	49,110	47,184
Furniture and fixtures	71,167	68,394
Projects under development	8,006	2,305
Total properties and equipment	273,505	256,541
Less accumulated depreciation	(180,550)	(164,607)
Net properties and equipment	$92,955	$91,934